Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Taxes
Current	$ 0	$ 841,312	$ 919,566
Deferred tax expense (benefit)	213,649	(126,936)	(43,829)
Total provision for income taxes	$ 213,649	$ 714,376	$ 875,737